Summary of Change in Carrying Value of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill Cost, Beginning	$ 8,815	$ 8,050
Accumulated impairment loss, Beginning
Goodwill Carrying amount, Beginning	8,815	8,050
Impact of foreign exchange rate changes	(685)	765
Impact of foreign exchange rate changes
Impact of foreign exchange rate changes	(685)	765
Goodwill Cost, Ending	8,130	8,815
Accumulated impairment loss, Ending
Goodwill Carrying amount, Ending	$ 8,130	$ 8,815